Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Equity Award Activity for Unvested Restricted Stock and Stock Units

The following is a summary of equity award activity for unvested restricted stock and stock units in the period from December 31, 2012 through December 31, 2013:

(in millions, except per share data)	Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Grant Date Fair Value
Restricted shares outstanding at December 31, 2012	2.6	$52.88	1.4	$137.5
Assumed in the Warner Chilcott Acquisition	0.4	144.00		57.6
Granted	0.9	84.48		76.0
Vested	(1.8)	(58.71)		(105.7)
Cancelled	(0.2)	(66.06)		(13.2)

Restricted shares outstanding at December 31, 2013	1.9	$80.12	1.4	$152.2

Summary of Equity Award Activity for Non-Qualified Options to Purchase Ordinary Shares

The following is a summary of equity award activity for non-qualified options to purchase ordinary shares in the period from December 31, 2012 through December 31, 2013:

(in millions, except per share data)	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2012	1.1	$31.50
Assumed in the Warner Chilcott Acquisition	0.2	63.11
Granted	0.2	86.86
Exercised	(1.0)	44.78
Cancelled	(0.1)	39.72

Outstanding, December 31, 2013	0.4	$43.50	3.4	$54.5

Vested and expected to vest at December 31, 2013	0.4	$40.35	3.1	$52.5